Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2025	2024
Cash deposits	$160.3	$788.1
Term deposits	—	663.2
	$160.3	$1,451.3